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AMERICAN FUNDS INFLATION LINKED BOND FUND | AMERICAN FUNDS INFLATION LINKED BOND FUND
American Funds Inflation Linked Bond Fund®
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Inflation Linked Bond Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS INFLATION LINKED BOND FUND - AMERICAN FUNDS INFLATION LINKED BOND FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.12%	0.11%	0.14%	0.16%	0.14%	0.05%	0.17%	0.17%	0.13%	0.19%	0.21%	0.16%	0.14%	0.20%	0.35%	0.25%	0.19%	0.13%	0.19%	0.09%	0.05%
Total annual fund operating expenses		0.67%	1.36%	0.64%	0.66%	0.39%	0.30%	0.65%	1.42%	0.88%	0.69%	0.71%	0.41%	0.39%	1.45%	1.35%	1.10%	0.94%	0.63%	0.44%	0.34%	0.30%
Expense reimbursement	[2]													0.04%
Total annual fund operating expenses after expense reimbursement									1.42%	0.88%	0.69%	0.71%	0.41%	0.35%	1.45%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS INFLATION LINKED BOND FUND - AMERICAN FUNDS INFLATION LINKED BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 317	$ 238	$ 314	$ 67	$ 40	$ 31	$ 315	$ 245	$ 90	$ 319	$ 73	$ 42	$ 36	$ 148	$ 137	$ 112	$ 96	$ 64	$ 45	$ 35	$ 31
3 years	459	431	450	211	125	97	453	449	281	465	227	132	121	459	428	350	300	202	141	109	97
5 years	614	745	598	368	219	169	603	776	488	625	395	230	215	792	739	606	520	351	246	191	169
10 years	$ 1,064	$ 1,446	$ 1,028	$ 822	$ 493	$ 381	$ 1,040	$ 1,208	$ 1,084	$ 1,087	$ 883	$ 518	$ 489	$ 1,735	$ 1,624	$ 1,340	$ 1,155	$ 786	$ 555	$ 431	$ 381

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS INFLATION LINKED BOND FUND - AMERICAN FUNDS INFLATION LINKED BOND FUND - USD ($)	Class C	Class 529-C
1 year	$ 138	$ 145
3 years	431	449
5 years	745	776
10 years	$ 1,446	$ 1,208

Keep this supplement with your prospectus.